LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2021	Jan. 31, 2018	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease agreements
Rent expense	$ 17,257		$ 246,103		$ 106,702	$ 551,944	$ 570,051
Minimum Rent base						3,400
Maximum Rent base						6,500
Security deposit	$ 19,500
State side [Member]
Operating lease agreements
Minimum Rent base						3,100
Maximum Rent base						$ 9,000
Leased property
Operating lease agreements
Rent expense		$ 14,500
Lease term								36 months
Security deposit		$ 43,500
Leased retail locations
Operating lease agreements
Rent expense				$ 246,103				$ 541,146	$ 210,352